Derivatives - Cash Flow Hedge Gains and Losses (Detail) - Cash Flow Hedging - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income (OCI)	$ (1,701)	$ (11,085)	$ 49,859
Loss Reclassified from Accumulated OCI into Income	10,440	7,737	47,720
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0	0	0
Foreign currency forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income (OCI)	(1,584)	(563)	0
Loss Reclassified from Accumulated OCI into Income	0	0	0
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	$ (296)	$ 0	$ 0